Document And Entity Information	Oct. 27, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2020
Entity Registrant Name	ROCKY BRANDS, INC.
Entity Incorporation, State or Country Code	OH
Entity File Number	001-34382
Entity Tax Identification Number	31-1364046
Entity Address, Address Line One	39 East Canal Street
Entity Address, City or Town	Nelsonville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45764
City Area Code	740
Local Phone Number	753-1951
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock – No Par Value
Trading Symbol	RCKY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000895456
Amendment Flag	false